Trade and other receivables - Disclosure of trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Trade and Other Receivables [Abstract]
Trade receivables	$ 5,197	$ 3,572
Value added taxes receivable	394	0
Other receivables	3,265	3,560
Total trade and other current receivables	$ 8,856	$ 7,132